Post-retirement defined benefit schemes (Tables)	6 Months Ended
Jun. 30, 2020
Post-retirement defined benefit schemes
Schedule of Group's post-retirement defined benefit scheme obligations

	At 30 June	At 31 Dec
	2020	2019
	£m	£m
Defined benefit pension schemes:
Fair value of scheme assets	50,696	45,791
Present value of funded obligations	(48,593)	(45,241)
Net pension scheme asset	2,103	550
Other post-retirement schemes	(133)	(126)
Net retirement benefit asset	1,970	424

Recognised on the balance sheet as:
Retirement benefit assets	2,241	681
Retirement benefit obligations	(271)	(257)
Net retirement benefit asset	1,970	424

Schedule of movement in the Group's net post-retirement defined benefit scheme asset during the period

£m
Asset at 1 January 2020	424
Income statement charge	(121)
Employer contributions	999
Remeasurement	668
Asset at 30 June 2020	1,970

Schedule of charge to income statement in respect of pensions and other post-retirement benefit schemes

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2020	2019	2019
	£m	£m	£m
Defined benefit pension schemes	121	139	106
Defined contribution schemes	151	141	146
Total charge to the income statement (note 4)	272	280	252

Schedule of principal assumptions used in the valuations of the defined benefit pension schemes

	At 30 June	At 31 Dec
	2020	2019
	%	%

Discount rate	1.54	2.05
Rate of inflation:
Retail Prices Index	2.85	2.94
Consumer Price Index	1.90	1.99
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.52	2.57